CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
Sales tax	(5,793,557)	(3,827,823)	(3,208,933)
Net revenues	180,586,151	156,180,612	146,374,431
Cost of revenues	(103,130,272)	(91,930,241)	(80,238,617)
Gross profit	77,455,879	64,250,371	66,135,814
Operating expenses:
Product development (including share-based compensation expense of $1,038,275, $614,780 and $468,232 for 2010, 2011 and 2012, respectively)	(18,382,383)	(15,416,944)	(23,964,697)
Selling and marketing (including share-based compensation expense of $131,396, $121,623 and $227,804 for 2010, 2011 and 2012, respectively)	(24,586,039)	(20,891,615)	(18,975,617)
General and administrative (including share-based compensation expense of $3,830,585, $3,843,119 and $3,768,461 for 2010, 2011 and 2012, respectively)	(11,629,273)	(11,582,200)	(10,481,827)
Impairment loss on goodwill		(20,255,242)	(2,998,317)
Impairment loss on intangible assets		(3,927)	(5,730,579)
Total operating expenses	(54,597,695)	(68,149,928)	(62,151,037)
Change in fair value of contingent consideration for business acquisition		(3,729,513)	10,894,533
Government subsidies	301,359	319,319	337,663
Income (loss) from operations	23,159,543	(7,309,751)	15,216,973
Interest income	5,231,308	3,569,175	2,342,761
Interest income from loans to third party	453,602	1,193,226
Interest expense	(262,758)	(487,763)	(1,059,905)
Impairment loss on cost method investment			(1,509,912)
Loss on extinguishment of debt upon prepayment of convertible senior note		(1,567,472)
Exchange gain	387,642
Investment income	261,473	85,561	883,285
Net income (loss) before income taxes	29,230,810	(4,517,024)	15,873,202
Income taxes expense	(3,490,842)	(3,137,838)	(3,950,003)
Net Income (loss)	25,739,968	(7,654,862)	11,923,199
Net income (loss) per share, basic	$ 0.02	$ 0.00	$ 0.01
Net income (loss) per share, diluted	$ 0.01	$ 0.00	$ 0.01
Weighted average shares used in calculating basic net income (loss) per share	1,661,864,846	1,607,110,119	1,466,947,693
Weighted average shares used in calculating diluted net income (loss) per share	1,721,622,756	1,607,110,119	1,547,870,678
Net income (loss)	25,739,968	(7,654,862)	11,923,199
Other comprehensive income
Foreign currency translation adjustments	431,986	13,871,922	9,044,087
Comprehensive income	$ 26,171,954	$ 6,217,060	$ 20,967,286